Structured entities (Tables)	12 Months Ended
Sep. 30, 2018
Structured entities
Schedule of consolidated structured entities

Consolidated 2018	Investment in
	Third Party
	Mortgage and			Interest
	Other	Financing to	Group	in Other
	Asset-Backed	Securitisation	Managed	Structured
$m	Securities1	Vehicles	Funds	Entities	Total
Assets
Receivables due from other financial institutions	-	-	-	-	-
Trading securities and financial assets designated at fair value	2,108	-	-	139	2,247
Available-for-sale securities	7,352	-	-	-	7,352
Loans	-	21,977	6	22,894	44,877
Life insurance assets	-	-	4,702	1,843	6,545
Other assets	-	-	47	-	47

Total on-balance sheet exposures	9,460	21,977	4,755	24,876	61,068

Total notional amounts of off-balance sheet exposures	-	5,145	60	7,988	13,193

Maximum exposure to loss	9,460	27,122	4,815	32,864	74,261
Size of structured entities2	58,976	27,122	66,524	100,427	253,049

Consolidated 2017	Investment in
	Third Party
	Mortgage and			Interest
	Other	Financing to	Group	in Other
	Asset-Backed	Securitisation	Managed	Structured
$m	Securities1	Vehicles	Funds	Entities	Total
Assets
Receivables due from other financial institutions	-	392	-	-	392
Trading securities and financial assets designated at fair value	1,740	-	-	674	2,414
Available-for-sale securities	6,981	-	-	-	6,981
Loans	-	20,032	44	22,488	42,564
Life insurance assets	-	-	4,344	1,735	6,079
Other assets	-	-	52	-	52

Total on-balance sheet exposures	8,721	20,424	4,440	24,897	58,482

Total notional amounts of off-balance sheet exposures	-	5,802	66	7,718	13,586

Maximum exposure to loss	8,721	26,226	4,506	32,615	72,068
Size of structured entities2	60,573	26,226	70,070	134,548	291,417

1The Group’s interests in third party mortgage and other asset-backed securities are senior tranches of notes and are investment grade rated.

2Represented either by the total assets or market capitalisation of the entity, or if not available, the Group’s total committed exposure (for lending arrangements and external debt and equity holdings), funds under management (for Group managed funds) or the total value of notes on issue (for investments in third-party asset-backed securities).